Real Estate Activity Other (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 properties		Dec. 31, 2011 properties		Dec. 31, 2010
Held for Sale
Real estate held-for-sale	$ 93,450,000		$ 10,543,000
Loans payable to bank	0		0
For sale
Held for Sale
Real estate assets held for sale	2		2
Real estate held-for-sale			10,100,000
For-Sale Activities
For-sale residential units	8		11		28
For-sale residential lot dispositions	1		0		0
Cash proceeds from sale of real estate	4,900,000		5,100,000		9,300,000
Total units	5
Number of lots remaining	39
Operating properties
Held for Sale
Real estate assets held for sale			0
Colonial Properties Trust
Held for Sale
Real estate held-for-sale	93,450,000		10,543,000
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	22,762,000		5,736,000		1,308,000
Continuing operations
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	22,762,000	[1]	5,736,000	[1]	1,308,000	[1]
Multifamily
Impairment, Legal Contingencies and Other Losses
Properties damaged			8		4
Commercial | Operating properties
Held for Sale
Real estate assets held for sale	2
For sale
Held for Sale
Real estate held-for-sale	5,900,000
Assets held-for-sale | Multifamily
Held for Sale
Real estate assets held for sale	1
Assets held-for-sale | Commercial outparcels/pads
Real Estate Properties
Number of real estate properties	3
UCO Litigation
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	8,200,000
Discontinued operations
Impairment, Legal Contingencies and Other Losses
Impairment of real estate	3,251,000		0		0
Loss contingency
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses			4,800,000
Loss contingency | Colonial Properties Trust
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	26,000,000
Loss contingency | Colonial Grand at Traditions
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	12,700,000
Loss contingency | UCO Litigation
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	4,900,000
Non-cash impairment
Impairment, Legal Contingencies and Other Losses
Impairment of real estate			200,000
Non-cash impairment | For sale
Impairment, Legal Contingencies and Other Losses
Impairment of real estate			100,000
Non-cash impairment | Commercial outparcels/pads
Impairment, Legal Contingencies and Other Losses
Impairment of real estate			100,000
Non-cash impairment | Discontinued operations
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses					300,000
Non-cash impairment | Commercial
Real Estate Properties
Number of real estate properties	1
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	3,300,000
Non-cash impairment | Investment in partially owned entities portfolio
Impairment, Legal Contingencies and Other Losses
Impairment losses related to real estate partnerships	400,000
Non-cash impairment | UCO Litigation
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	3,300,000
Warranty obligations | Discontinued operations | For sale
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	900,000
Fire damage | Multifamily
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	500,000
Properties damaged	1
Natural disasters and other casualty events
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses			$ 700,000		$ 1,000,000

[1]	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.